PGIM S&P 500 Buffer 20 ETF - June
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 106.0%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $152,747)(wb)	152,747	$152,747
Options Purchased*~ 105.2%
(cost $18,517,340)		19,383,870

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.0% (cost $18,670,087)		19,536,617
Options Written*~ (6.0)%
(premiums received $806,583)		(1,107,072)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $17,863,504)		18,429,545
Liabilities in excess of other assets(z) (0.0)%		(6,661)

Net Assets 100.0%		$18,422,884

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$5.89		302		30	$18,812,788
SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39		302		30	571,082
Total Options Purchased (cost $18,517,340)								$19,383,870
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$658.64		302		30	$(929,133)
SPDR S&P 500 ETF Trust	Put	05/29/26	$471.51		302		30	(177,939)
Total Options Written (premiums received $806,583)								$(1,107,072)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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